RELATED PARTY TRANSACTIONS AND BALANCES (Tables)	12 Months Ended
Jan. 31, 2018
Related Party Transactions And Balances Tables
Schedule of Related Party Transactions and Balances

	2018	2017	2016

Salaries, bonuses, fees and benefits
Members of the Board of Directors	$191,575	$72,019	$64,359
Other members of key management	55,071	34,581	27,531

Share-based payments
Members of the Board of Directors	400,000	-	-
Other members of key management	72,000	-	-
	$718,646	$106,600	$91,890

Schedule of Due to Related Parties
	January 31, 2018	January 31, 2017
Directors	29,250	$88,500
Oniva International Services Corp.	10,615	19,654
Sampson Engineering Inc.	-	918
Intermark Capital Corp.	-	5,250
	$39,865	$114,322

Schedule of Related Party Transactions with Oniva
	2018	2017	2016
Salaries and benefits	$105,344	$91,346	$72,747
Office and miscellaneous	66,663	38,260	24,176

	$172,007	$129,606	$96,923